Nature of the business, Description (Details)			3 Months Ended
	May 31, 2019	May 22, 2019	Mar. 31, 2020
Non- Algonquin [Member]
Nature of the business [Abstract]
Proportion of voting rights held by non-controlling interests			7.00%
Algonquin [Member]
Nature of the business [Abstract]
Ownership interest	44.20%	42.27%	44.20%
Proportion of voting rights held by non-controlling interests			41.50%
Algonquin [Member] | Top of Range [Member]
Nature of the business [Abstract]
Ownership interest			48.50%